Fair Value Measurement (Fair Value of Financial Instruments) (Details) $ in Thousands, ¥ in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Fair Value of Financial Instruments [Line Items]
Cash equivalents	$ 335,516		$ 512,417
Short-term investments	190,068		404,584
Foreign exchange forward contracts			(715)
Restricted time deposits	243,910	¥ 1.7	0
Total	769,494		916,286
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	0		0
Short-term investments	0		0
Foreign exchange forward contracts			0
Restricted time deposits	0
Total	0		0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	335,516		512,417
Short-term investments	190,068		404,584
Foreign exchange forward contracts			(715)
Restricted time deposits	243,910
Total	769,494		916,286
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	0		0
Short-term investments	0		0
Foreign exchange forward contracts			0
Restricted time deposits	0
Total	$ 0		$ 0